October 5, 2018

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re: Capitol Series Trust (File No. 811-22895/ 33-191495)

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Capitol Series Trust (the “Trust”) is Post-Effective Amendment No. 57 under the 1933 Act and Amendment No. 58 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“Amendment No. 57”). The purpose of Amendment No. 57 is to incorporate the following changes:

●	Adding the following three new series to the Trust, all of which are advised by Fuller & Thaler Asset Management Inc. (the “Adviser”): Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund and Fuller & Thaler Behavioral Micro-Cap Equity Fund. Each of these funds will have an A Share class, an Investor Share class, an Institutional Share class, and an R6 Share class;
●	Adding a new A Share class to three existing series of the Trust, Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund and Fuller & Thaler Behavioral Mid-Cap Value Fund;
●	Adding a new C Share class to two existing series of the Trust, Fuller & Thaler Behavioral Small-Cap Equity Fund and Fuller & Thaler Behavioral Small-Cap Growth Fund;
●	Incorporating material changes to the principal investment strategies of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund, specifically with regard to the methodology that the Adviser uses to determine the range of capitalization that defines a company as a small–cap company (Fuller & Thaler Behavioral Small-Cap Equity Fund and Fuller & Thaler Behavioral Small-Cap Growth Fund) and as a mid–cap company (Fuller & Thaler Behavioral Mid-Cap Value Fund);

U.S. Securities and Exchange Commission

October 5, 2018

●	Incorporating material changes to the principal investment strategies of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund permitting each fund to lend portfolio securities as a principal investment strategy, along with corresponding risk disclosure; and
●	Incorporating disclosure related to both fund-defined and intermediary-defined sales charge breakpoints and discounts for qualifying accounts, as well as sales charge waiver policies disclosure.

The Trust anticipates that this filing shall become effective on December 19, 2018 pursuant to Rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of Amendment No. 57. The purpose of the filing will be as follows: (1) to incorporate any comments made by the Staff on Amendment No. 57; (2) to update any missing information; (3) to incorporate the audited financial statements of the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund for the fiscal year ended September 30, 2018; and/or (4) to file updated exhibits to the Registration Statement.

Very truly yours,

Bernstein Shur